Loss per share (Tables)	9 Months Ended
Sep. 30, 2024
Loss per share
Schedule of basic and diluted loss per share

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023

Loss attributable to equity holders ($’000)*	(205,703)	(268,804)	(1,887,267)	(1,531,355)
Less: allocation of loss to non‑controlling interests ($’000)	(1,560)	(1,974)	(8,727)	(8,334)
Loss attributable to IHS common shareholders ($’000)*	(204,143)	(266,830)	(1,878,540)	(1,523,021)

Basic weighted average shares outstanding (‘000)	333,151	334,046	332,948	333,388
Potentially dilutive securities (‘000)	2,880	1,811	1,628	2,079
Potentially dilutive weighted average common shares outstanding (‘000)	336,031	335,857	334,576	335,467

Loss per share:
Basic loss per share ($)*	(0.61)	(0.80)	(5.64)	(4.57)
Diluted loss per share ($)*	(0.61)	(0.80)	(5.64)	(4.57)

*Revised comparative periods to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 21).